Debt - Summary of Loss on Extinguishment of Debt (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - USD ($) $ in Millions		12 Months Ended
		Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Extinguishment of Debt [Line Items]
Loss on Extinguishment of Debt		$ (1.3)	$ (1.3)	$ (1.3)	$ (3.4)
Production Loan Prepayment [Member]
Extinguishment of Debt [Line Items]
Loss on Extinguishment of Debt		(1.3)		0.0	0.0
Term Loan A [Member]
Extinguishment of Debt [Line Items]
Loss on Extinguishment of Debt		0.0		(1.3)	0.0
Revolving Credit Facility And Term Loan A [Member]
Extinguishment of Debt [Line Items]
Loss on Extinguishment of Debt	[1]	0.0		0.0	(1.7)
Revolving Credit Facility [Member]
Extinguishment of Debt [Line Items]
Loss on Extinguishment of Debt		0.0		0.0	(1.1)
Term Loan B [Member]
Extinguishment of Debt [Line Items]
Loss on Extinguishment of Debt		$ 0.0		$ 0.0	$ (0.6)

[1]	See Accounting for the Credit Agreement Amendment section below.